CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2012
CONVERTIBLE NOTES
Schedule of convertible notes

	At December 31, 2011	At December 31, 2012
	$	$
Carrying amount of the equity component	156,848	—

Principal amount of the debt component	1,000,000	—
Unamortized debt discount	49,699	—

Net carrying amount of the debt component	950,301	—